SCHEDULE OF MAJOR RELATED PARTIES (Details)	12 Months Ended
Jun. 30, 2026
Wuhan Huiyu [Member]
Related Party Transaction [Line Items]
Relationship with the Company	Investee of the Company
Shanghai Dongying [Member]
Related Party Transaction [Line Items]
Relationship with the Company	Investee of the Company
Mobile Motion [Member]
Related Party Transaction [Line Items]
Relationship with the Company	Wholly-owned subsidiary of investee of the Company